Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment consists of the following:
	December 31,
	2017	2016
	(In millions)
Land	$22	$23
Buildings	111	108
Leasehold improvements	92	89
Data processing equipment	156	159
Furniture, fixtures and equipment	224	225
	605	604
Accumulated depreciation and amortization	(412)	(412)
	$193	$192

Depreciation expense on property and equipment was $48 million, $45 million, and $42 million for the years ended December 31, 2017, 2016, and 2015, respectively.